MARKETABLE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable securities

NOTE 8 – MARKETABLE SECURITIES

Marketable securities at June 30, 2013 consisted of the following:

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	(6,250)	(112,500)	$6,250

Available for sale securities are carried at fair value. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in the Company’s net loss for the period in which the security are liquidated. At the end of each period, the Company evaluates the carrying value of the marketable securities for a decrease in value. The Company evaluates the company underlying these marketable securities to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be “other- than- temporary”, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings.

The Company has recorded unrealized loss of $6,250 as an element of comprehensive income during the six months ended June 30, 2013.

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	—	(112,500)	$12,500